Vessels, Port Terminals and Other Fixed Assets, net - Capital Leases Analysis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
VESSELS UNDER CAPITAL LEASES [Abstract]
San San H and Ferni H	$ 32,883
Less: Accumulated amortization	(2,928)
Net book value	$ 29,955